CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 111,090	$ 209,337		$ 2,148,700
Accounts receivable	0	0		482,279
Inventories, net of reserve	0	1,526,467		1,456,275
Deposit on acquisition - related party	600,000	0
Deferred financing costs				50,000
Prepaid expenses and other current assets	1,019,563	162,749		156,255
Total current assets	1,730,653	1,898,553		4,293,509
Property and equipment, net	0	4,834,729		5,650,976
Operating lease right-of-use assets	0	202,411		586,164
Convertible note receivable	748,600	0
Other assets	0	34,359		34,359
TOTAL ASSETS	2,479,253	6,970,052		10,565,008
Current liabilities
Accounts payable	5,127,709	6,301,310		4,744,606
Accrued expenses	5,663,216	4,301,195		2,499,657
Current portion of operating lease liability	0	237,369		355,385
Contract liabilities	24,000	24,000		30,400
Shareholder advances	99,936	644,936
Current portion of notes payable	11,108,841	9,242,183		2,147,992
Convertible note derivative liability	0	37,900
Preferred stock liability	21,889,050	0
Total current liabilities	43,912,752	20,788,893		9,778,040
Operating lease liability, net of current portion				237,369
Convertible notes payable				6,967,951
SEPA liability	3,297,922	0
Warrant liabilities	18,301	128,615		2,238,519
TOTAL LIABILITIES	47,228,975	20,917,508		19,221,879
Commitments and Contingencies (Note 6)
Convertible preferred stock	0	23,889,050		23,889,050
Stockholders' Deficit
Common Stock	10,912	2,028	[1]	92	[1]
Additional paid-in capital	105,484,321	93,968,071	[1]	64,744,838	[1]
Accumulated deficit	(150,244,955)	(131,806,605)		(97,290,851)
Total Stockholders' Deficit	(44,749,722)	(37,836,506)		(32,545,921)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT	$ 2,479,253	$ 6,970,052		$ 10,565,008

[1]	Amount presented as of December 31, 2023 is adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.